CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income	$ 878,644	$ 980,938
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	182,346	637,611
Changes in operating assets and liabilities:
Accounts receivable trade	(342,605)	340,152
Inventories	(46,586)	(14,111)
Due from related party	(96,264)	(166,815)
Prepaid expenses and other current assets	(29,060)	(15,537)
Accounts payable	105,104	(71,621)
Accrued liabilities	119,170	(3,437)
Deferred dry-docking expenses	0	(784,474)
Net Cash provided by Operating Activities	770,749	902,706
Cash Flows used in Investing Activities:
Purchase of vessel	(7,549,281)	0
Net cash used in Investing Activities	(7,549,281)	0
Cash Flows provided by Financing Activities:
Shareholders' contribution	7,615,000	0
Net cash provided by Financing Activities	7,615,000	0
Net increase in cash and cash equivalents	836,468	902,706
Cash and cash equivalents beginning of the period	0	836,468
Cash and cash equivalents at the end of the period/year	836,468	1,739,174
Non cash Financing Activities
Deemed contribution relating to issuance of preferred shares	$ 2,740,000	$ 0